Business Combination - Common Stock (Details) - shares		9 Months Ended
	Aug. 05, 2022	Sep. 30, 2022	Aug. 04, 2022	Dec. 31, 2021
Schedule Of Reverse Recapitalization [Line Items]
Business Combination and PIPE shares (in shares)	10,144,040
Common stock, outstanding (in shares)	110,007,972	110,377,357		2,817,498
DCPM Class B common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	3,015,575		7,500,000
DPCM Capital, Inc. Stockholders | DCPM Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Exchange of common stock (in shares)	1,311,937
DPCM Capital, Inc. Stockholders | DCPM Class B common stock
Schedule Of Reverse Recapitalization [Line Items]
Exchange of common stock (in shares)	3,015,575
D-Wave Systems Inc. Stockholders
Schedule Of Reverse Recapitalization [Line Items]
Exchange of common stock (in shares)	99,736,752
ELOC
Schedule Of Reverse Recapitalization [Line Items]
Issuance of common stock (in shares)	127,180	381,540
PIPE
Schedule Of Reverse Recapitalization [Line Items]
Issuance of common stock (in shares)	5,816,528